UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03851

Nicholas II, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 09/30/2016

Date of Reporting Period: 06/30/2016

Item 1. Schedule of Investments.

		NICHOLAS II, INC.
		SCHEDULE OF INVESTMENTS (UNAUDITED)
		AS OF JUNE 30, 2016

	SHARES OR
	PRINCIPAL
	AMOUNT		VALUE
-	------------		------------
	COMMON STOCKS -- 93.89%
		Consumer Discretionary - Automobiles &
		Components -- 0.89%
	405,000	Gentex Corporation	$ 6,257,250
			------------
		Consumer Discretionary -
		Retailing -- 10.87%
	185,000	CarMax, Inc. *	9,070,550
	470,000	LKQ Corporation *	14,899,000
	40,000	O'Reilly Automotive, Inc. *	10,844,000
	127,000	Signet Jewelers Limited	10,466,070
	135,000	Tractor Supply Company	12,309,300
	50,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	12,182,000
	135,000	Williams-Sonoma, Inc.	7,037,550
			------------
			76,808,470
			------------
		Consumer Discretionary - Services -- 2.84%
	225,000	Dunkin' Brands Group, Inc.	9,814,500
	180,000	Starbucks Corporation	10,281,600
			------------
			20,096,100
			------------
		Consumer Staples - Food & Staples
		Retailing -- 1.26%
	95,000	PriceSmart, Inc.	8,889,150
			------------
		Consumer Staples - Food, Beverage &
		Tobacco -- 3.03%
	37,500	Constellation Brands, Inc. - Class A	6,202,500
	50,000	J.M. Smucker Company (The)	7,620,500
	162,000	WhiteWave Foods Company (The) - Class A *	7,604,280
			------------
			21,427,280
			------------
		Consumer Staples - Household & Personal
		Products -- 0.80%
	55,000	Church & Dwight Co., Inc.	5,658,950
			------------
		Financials - Banks -- 1.89%
	485,000	Huntington Bancshares Incorporated	4,335,900
	120,000	SunTrust Banks, Inc.	4,929,600
	120,000	Webster Financial Corporation	4,074,000
			------------
			13,339,500
			------------
		Financials - Diversified -- 6.19%
	54,000	Affiliated Managers Group, Inc. *	7,601,580
	110,000	Northern Trust Corporation	7,288,600
	190,000	Raymond James Financial, Inc.	9,367,000
	200,000	SEI Investments Company	9,622,000
	135,000	T. Rowe Price Group, Inc.	9,850,950
			------------
			43,730,130
			------------
		Financials - Insurance -- 3.14%

110,000	Aon plc	12,015,300
81,917	Willis Towers Watson Public Limited Company	10,183,103
		------------
		22,198,403
		------------
	Financials - Real Estate -- 1.18%
315,000	CBRE Group, Inc. *	8,341,200
		------------
	Health Care - Equipment &
	Services -- 12.56%
145,000	Cardinal Health, Inc.	11,311,450
52,500	Cooper Companies, Inc. (The)	9,007,425
145,000	DaVita HealthCare Partners Inc. *	11,211,400
180,000	DENTSPLY SIRONA Inc.	11,167,200
380,000	IMS Health Holdings, Inc. *	9,636,800
190,000	ResMed Inc.	12,013,700
75,000	Teleflex Incorporated	13,298,250
82,500	Universal Health Services, Inc. - Class B	11,063,250
		------------
		88,709,475
		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 5.19%
35,000	Alexion Pharmaceuticals, Inc. *	4,086,600
76,000	Celgene Corporation *	7,495,880
14,500	Regeneron Pharmaceuticals, Inc. *	5,063,835
93,920	Thermo Fisher Scientific Inc.	13,877,619
71,500	Vertex Pharmaceuticals Incorporated *	6,150,430
		------------
		36,674,364
		------------
	Industrials - Capital Goods -- 11.90%
197,500	AMETEK, Inc.	9,130,425
60,000	Danaher Corporation	6,060,000
291,000	Fastenal Company	12,917,490
205,000	Fortune Brands Home & Security, Inc.	11,883,850
130,000	IDEX Corporation	10,673,000
140,000	Nordson Corporation	11,705,400
75,000	Snap-on Incorporated	11,836,500
140,000	Westinghouse Air Brake Technologies
	Corporation	9,832,200
		------------
		84,038,865
		------------
	Industrials - Commercial & Professional
	Services -- 3.96%
105,000	IHS Inc. - Class A *	12,139,050
62,500	Stericycle, Inc. *	6,507,500
115,000	Verisk Analytics, Inc. *	9,324,200
		------------
		27,970,750
		------------
	Industrials - Transportation -- 2.23%
135,000	C.H. Robinson Worldwide, Inc.	10,023,750
95,000	Old Dominion Freight Line, Inc *	5,729,450
		------------
		15,753,200
		------------
	Information Technology - Hardware &
	Equipment -- 3.01%
280,000	CDW Corporation	11,222,400
120,000	Harris Corporation	10,012,800
		------------
		21,235,200
		------------

	Information Technology - Semiconductors &
	Semiconductor Equipment -- 3.45%
45,500	Broadcom Limited	7,070,700
228,750	Microchip Technology Incorporated	11,611,350
90,000	Skyworks Solutions, Inc.	5,695,200
		------------
		24,377,250
		------------
	Information Technology - Software &
	Services -- 16.02%
140,000	Akamai Technologies, Inc. *	7,830,200
135,000	ANSYS, Inc. *	12,251,250
170,000	CDK Global, Inc.	9,433,300
110,000	Check Point Software Technologies Ltd. *	8,764,800
125,000	Fidelity National Information
	Services, Inc.	9,210,000
101,874	Fiserv, Inc. *	11,076,760
80,000	FleetCor Technologies, Inc. *	11,450,400
112,500	Global Payments Inc.	8,030,250
47,500	MercadoLibre, Inc.	6,681,825
100,000	Red Hat, Inc. *	7,260,000
255,000	Vantiv, Inc. - Class A *	14,433,000
90,000	Workday, Inc. *	6,720,300
		------------
		113,142,085
		------------
	Materials -- 3.48%
135,000	AptarGroup, Inc.	10,682,550
200,000	Axalta Coating Systems Ltd. *	5,306,000
170,000	Crown Holdings, Inc. *	8,613,900
		------------
		24,602,450
		------------
	TOTAL COMMON STOCKS
	(cost $419,976,758)	663,250,072
		------------
SHORT-TERM INVESTMENTS -- 5.79%
	Commercial Paper - 5.39%
$1,500,000	Corning Incorporated 07/01/16, 0.65%	1,500,000
975,000	Southern Power Company 07/05/16, 0.80%	974,913
991,000	WEC Energy Group, Inc. 07/05/16, 0.77%	990,915
1,200,000	V.F. Corporation 07/06/16, 0.73%	1,199,878
1,000,000	Ford Motor Credit Company LLC
	07/07/16, 0.72%	999,880
2,275,000	Ford Motor Credit Company LLC
	07/08/16, 0.70%	2,274,690
2,000,000	Campbell Soup Company 07/11/16, 0.65%	1,999,639
1,000,000	Eaton Corporation 07/12/16, 0.70%	999,786
2,025,000	PPG Industries, Inc. 07/12/16, 0.70%	2,024,567
950,000	Southern Company Funding
	Corporation 07/12/16, 0.80%	949,768
1,525,000	Ford Motor Credit Company LLC
	07/13/16, 0.71%	1,524,639
1,000,000	UnitedHealth Group Incorporated
	07/13/16, 0.65%	999,783
2,350,000	Nissan Motor Acceptance Corporation
	07/14/16, 0.69%	2,349,415
900,000	Bemis Company, Inc. 07/15/16, 0.70%	899,755
620,000	Campbell Soup Company 07/15/16, 0.64%	619,846
2,000,000	Bemis Company, Inc. 07/18/16, 0.70%	1,999,339
1,000,000	Campbell Soup Company 07/18/16, 0.64%	999,698
1,775,000	Leggett & Platt, Incorporated
	07/19/16, 0.73%	1,774,352
1,725,000	Hyundai Capital America, Inc.
	07/20/16, 0.75%	1,724,317

1,000,000	UnitedHealth Group Incorporated
	07/21/16, 0.68%	999,622
400,000	Valspar Corporation (The) 07/21/16, 0.94%	399,791
2,100,000	Bell Canada 07/22/16, 0.77%	2,099,057
1,450,000	Harley-Davidson Financial Services, Inc.
	07/22/16, 0.70%	1,449,408
1,675,000	Clorox Company (The) 07/25/16, 0.75%	1,674,163
1,425,000	Hyundai Capital America, Inc.
	07/28/16, 0.65%	1,424,305
1,125,000	Rockwell Collins, Inc. 07/28/16, 0.72%	1,124,393
1,100,000	Clorox Company (The) 08/08/16, 0.80%	1,099,071
1,000,000	V.F. Corporation 08/09/16, 0.74%	999,198
		------------
		38,074,188
		------------
	Variable Rate Security - 0.40%
2,846,763	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutonal Class), 0.27%	2,846,763
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $40,920,951)	40,920,951
		------------
	TOTAL INVESTMENTS
	(cost $460,897,709) - 99.68%	704,171,023
		------------

	OTHER ASSETS, NET OF LIABILITIES - 0.32%	2,265,773
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$706,436,796
		------------
		------------

* Non-income producing.

As of June 30, 2016, investment cost for federal tax purposes was $461,022,759 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$258,945,414
Unrealized depreciation	(15,797,150)
------------
Net unrealized appreciation	$243,148,264
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

   Level 1 - quoted prices in active markets for identical investments

   Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 -
Common Stocks(1)	$663,250,072
Variable Rate Security	2,846,763
Level 2 -
Commercial Paper	38,074,188
Level 3 -
None	--
------------
Total	$704,171,023
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 08/29/2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 08/29/2016

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: 08/29/2016